Derivative Instruments (Parenthetical) (Detail) (Non-hedging Instruments, Closed Positions, Equity Contract)	Dec. 31, 2009
Non-hedging Instruments | Closed Positions | Equity Contract
Derivative [Line Items]
Open Option Contracts, Shares	100
Open Option Contracts, contracts	177,190